Equity (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Share Capital	Issued shares

	2020	2019
Preferred shares A	5,242,850	5,242,850
Preferred shares B	7,650,147	3,003,391
Preferred shares C	5,826,279	—
Ordinary shares	4,850,000	4,850,000
	23,569,276	13,096,241